Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss)

The after-tax changes in Talen Energy Supply’s AOCI by component for the periods ended September 30 were as follows.

	Unrealized gains (losses)		Defined benefit plans
	Available- for-sale securities	Qualifying derivatives	Prior service costs	Actuarial gain (loss)	Total
December 31, 2014	$202	$63	$7	$(295)	$(23)

Amounts arising during the period	(21)	—	(4)	46	21
Reclassifications from AOCI	(1)	(14)	(1)	12	(4)

Net OCI during the period	(22)	(14)	(5)	58	17

September 30, 2015	$180	$49	$2	$(237)	$(6)

December 31, 2013	$173	$88	$(4)	$(180)	$77

Amounts arising during the period	18	—	—	—	18
Reclassifications from AOCI	(5)	(18)	2	4	(17)

Net OCI during the period	13	(18)	2	4	1

September 30, 2014	$186	$70	$(2)	$(176)	$78

The after-tax changes in AOCI by component for the years ended December 31 were as follows.

	Unrealized gain (losses)		Defined benefit plans
	Available for sale securities	Qualifying derivatives	Prior service costs	Actuarial gain (loss)	Total
December 31, 2011	$90	$606	$(16)	$(193)	$487
OCI	22	(395)	6	(72)	(439)

December 31, 2012	$112	$211	$(10)	$(265)	$48

Amounts arising during the year	67		2	71	140
Reclassifications from AOCI	(6)	(123)	4	14	(111)

Net OCI during the year	61	(123)	6	85	29

December 31, 2013	$173	$88	$(4)	$(180)	$77

Amounts arising during the period	35		8	(120)	(77)
Reclassifications from AOCI	(6)	(25)	3	5	(23)

Net OCI during the year	29	(25)	11	(115)	(100)

December 31, 2014	$202	$63	$7	$(295)	$(23)

Reclassification from AOCI

The defined benefit plan components of AOCI are not reflected in their entirety in the statement of income during the periods; rather, they are included in the computation of net periodic defined benefit costs (credits). See Note 8 for additional information.

	Nine Months		Affected Line Item on the Statements of Income
Details about AOCI	2015	2014
Available-for-sale securities	$3	$11	Other Income (Expense) – net

Income Taxes	(2)	(6)

Total After-tax	1	5

Qualifying derivatives
Commodity contracts	(3)	(1)	Wholesale energy
	25	23	Energy purchases
	—	6	Discontinued operations
	1	1	Other

Total Pre-tax	23	29
Income Taxes	(9)	(11)

Total After-tax	14	18

Defined benefit plans
Prior service costs	1	(4)
Net actuarial loss	(20)	(6)

Total Pre-tax	(19)	(10)
Income Taxes	8	4

Total After-tax	(11)	(6)

Total reclassifications during the period	$4	$17

The defined benefit plan components of AOCI are not reflected in their entirety in the statement of income; rather, they are included in the computation of net periodic defined benefit costs (credits). See Note 7 for additional information.

	PPL Energy Supply		Affected Line Item on the
Details about AOCI	2014	2013	Statements of Income
Available-for-sale securities	$13	$10	Other Income (Expense)–net

Total Pre-tax	13	10
Income Taxes	(7)	(4)

Total After-tax	6	6

Qualifying derivatives
Energy commodities	1	240	Unregulated wholesale energy
	31	(58)	Energy purchases
	8	23	Discontinued operations
	2	2	Other

Total Pre-tax	42	207
Income Taxes	(17)	(84)

Total After-tax	25	123

Defined benefit plans
Prior service costs	(4)	(7)
Net actuarial loss	(9)	(24)

Total Pre-tax	(13)	(31)
Income Taxes	5	13

Total After-tax	(8)	(18)

Total reclassifications during the period	$23	$111